Note 3 - Balance Sheet Components - Prepaid Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid clinical trial costs (current portion)	$ 1,244,132	$ 1,524,813	$ 1,282,746
Prepaid insurance premiums	220,090	220,675	110,695
Prepaid rent	23,019	13,045	13,045
Other prepaid expenses	21,010	10,000	26,667
Total prepaid expenses	$ 1,508,251	$ 1,768,533	$ 1,433,153